Fees Summary	Sep. 24, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,989,000
Previously Paid Amount	0.00
Total Fee Amount	293.58
Total Offset Amount	0.00
Net Fee	293.58
Narrative - Max Aggregate Offering Price	$ 1,989,000
Final Prospectus	true